COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 12 - COMMITMENTS AND CONTINGENT LIABILITIES

Royalties to IIA:

Under the Company’s research and development agreements with the IIA and pursuant to applicable laws, the Company is required to pay royalties at the rate of 3% - 3.5% of sales of products developed with funds provided by the IIA, up to an amount equal to 100% of the IIA research and development grants received, totals to $1,164, including accrued interest at the SOFR rate. The Company is obligated to repay the IIA for the grants received only to the extent that there are sales of the funded products. The Company did not make any payments of royalties during the years ended December 31, 2023, 2022, or 2021. As of December 31, 2023, accrued royalties due to the IIA were immaterial.